Short-term debt and short-term debt from related parties (Details) € in Thousands, $ in Thousands	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Jul. 30, 2019 USD ($)
Debt
Short-term debt	€ 875,631	€ 1,149,988
Short-term debt from related parties	3,000	21,865
Short-term debt and short-term debt from related parties	878,631	1,171,853
Commercial paper program
Debt
Short-term debt	838,856	999,732
Commercial paper borrowing limit	1,000,000
Notional amount	839,000	1,000,000
Borrowings under lines of credit
Debt
Short-term debt	34,379	143,875
Borrowings offset under cash management system	268,019	152,598
Other
Debt
Short-term debt	2,396	6,381
Other debt relating to fixed payments for acquisitions
Debt
Short-term debt	€ 2,396	€ 6,381
Related party loan agreement
Debt
Short term borrowing capacity from related party			€ 600,000	$ 400,000